Financial Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Outstanding balance of total credit facility	$ 13,149	$ 86,713
Bank overdraft	469	185
Financial liabilities	54,971	86,898
Amortized cost	$ 80,100	$ 88,193
US912797UJ40 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.38%
Amortized cost	$ 6,744
US912797TC16 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.57%
Amortized cost	$ 15,484
US912797TC16.1 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.57%
Amortized cost	$ 992
US912797SU23 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.40%
Amortized cost	$ 6,604
US912797SA68 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.36%
Amortized cost	$ 6,744
US912797SK41 | US Treasury Bonds
Disclosure of financial liabilities [line items]
Interest rate	3.41%
Amortized cost	$ 6,608